Related Party Transactions (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 25, 2022	Apr. 16, 2021	Jan. 25, 2021	Aug. 19, 2020	Jan. 31, 2021	Jan. 31, 2023	Jan. 31, 2023	Jan. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Proceeds from warrant exercises										$ 4,792,951
Sale of stock, price per share			$ 119.90
Ownership percentage					42.00%
Principal amount							$ 2,000,000
Debt stated interest rate	10.00%
Maturity date	Nov. 25, 2024
Debt stated interest rate	10.00%
Common stock, par value	$ 0.0001					$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Related parties	$ 360,589					$ 360,589	$ 360,589
Common stock issues and outstanding	19.99%
Average Closing price	44.00
expense fees costs	$ 113,391
Interest expense						17,000	17,000
Convertible Promissory Note Related Party [Member]
Principal amount	$ 2,000,000
Debt stated interest rate	5.00%
Maturity date	Nov. 25, 2023
Sirtex Medical US Holdings Inc [Member]
Number of shares issued for sale		12,817	30,811	18,173
Warrant exercise price per share		$ 75.90
Proceeds from warrant exercises		$ 1,000,000.0
Common share to be issued, if the option are exercised					$ 5,000,000.0
Additional non-refundable and non-creditable if the option is exercised					25,000,000.0
Cash to be received if the option is exercised					20,000,000.0
Common share to be issued, if the option are exercised					$ 5,000,000.0
Ownership percentage					8.00%
Liability under co-promotion agreement related party						$ 5,000,000.0	$ 5,000,000.0		$ 5,000,000.0
China Grand Pharmaceutical & Healthcare Holdings Ltd [Member]
Number of shares issued for sale		64,084		90,864
Warrant exercise price per share		$ 75.90
Proceeds from warrant exercises		$ 4,800,000
Common Stock [Member]
Exercise of common stock warrants, shares							916,667			63,148
Number of shares issued for sale			350,513	209,481						209,481
Proceeds from warrant exercises							$ 92	$ 0		$ 4,800,000
Sale of stock, price per share			$ 119.90	$ 71.50
Common Stock [Member] | China Grand Pharmaceutical & Healthcare Holdings Ltd [Member]
Warrant exercise price per share										$ 75.90
Proceeds from warrant exercises										$ 4,800,000